PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Actuarial Assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019
OPEB | Pre 65 | 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	6.25%
OPEB | Pre 65 | 2029
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%
OPEB | Post 65 | 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	6.00%
OPEB | Post 65 | 2029
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical trend rate	4.50%
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.50%	1.50%
Rate of increase in pensions	0.00%	0.00%
Discount rate	0.00%	0.15%
U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	0.00%	0.00%
U.S. | Hourly pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.20%	2.20%
Rate of increase in pensions	0.00%	0.00%
U.S. | Hourly pension | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.45%	3.15%
U.S. | Hourly pension | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.65%	3.25%
U.S. | Salaried pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%	3.80%
Rate of increase in pensions	0.00%	0.00%
Discount rate	2.55%	3.25%
U.S. | OPEB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%	3.80%
Rate of increase in pensions	0.00%	0.00%
U.S. | OPEB | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.50%	3.20%
U.S. | OPEB | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.80%	3.40%
U.S. | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%	3.80%
Rate of increase in pensions	0.00%	0.00%
U.S. | Other benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.20%	3.00%
U.S. | Other benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.55%	3.20%
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in pensions	2.00%	2.00%
Discount rate	0.00%	0.00%
France | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.50%	1.50%
France | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.50%	3.50%
France | Retirements
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	0.50%	0.95%
France | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Discount rate	0.40%	0.80%
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.50%	2.75%
Rate of increase in pensions	1.50%	1.70%
Discount rate	0.55%	1.00%